Loans - Schedule of Loans Not Rated by Class of Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Modifications [Line Items]
Loans not rated by class of loans	$ 199,462	$ 191,555
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Loans not rated by class of loans	1,048	877
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Loans not rated by class of loans	1,163	1,184
Residential Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Loans not rated by class of loans	173,839	166,465
Construction & Land Development [Member]
Financing Receivable, Modifications [Line Items]
Loans not rated by class of loans	4,433	3,687
Consumer [Member]
Financing Receivable, Modifications [Line Items]
Loans not rated by class of loans	18,979	19,342
Performing [Member]
Financing Receivable, Modifications [Line Items]
Loans not rated by class of loans	199,030	191,212
Performing [Member] | Commercial [Member]
Financing Receivable, Modifications [Line Items]
Loans not rated by class of loans	1,048	877
Performing [Member] | Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Loans not rated by class of loans	1,163	1,184
Performing [Member] | Residential Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Loans not rated by class of loans	173,407	166,122
Performing [Member] | Construction & Land Development [Member]
Financing Receivable, Modifications [Line Items]
Loans not rated by class of loans	4,433	3,687
Performing [Member] | Consumer [Member]
Financing Receivable, Modifications [Line Items]
Loans not rated by class of loans	18,979	19,342
Nonperforming [Member]
Financing Receivable, Modifications [Line Items]
Loans not rated by class of loans	432	343
Nonperforming [Member] | Residential Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Loans not rated by class of loans	$ 432	$ 343